LEASES (Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 7,691
2024	7,384
2025	6,663
2026	5,717
2027	5,174
Thereafter	6,670
Total undiscounted lease payments	39,299
Less: imputed interest	(2,568)
Liabilities [Member]
Present value of lease liabilities	$ 36,731